SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment customer	Dec. 31, 2017 customer	Dec. 31, 2016 USD ($) customer
Revenue from External Customer [Line Items]
Number of reportable segments | segment	1
Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Number of major customers for revenue purposes | customer	1	0	2
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	10.00%	10.00%	10.00%
Revenue from major customer	$ 81.1		$ 117.8
Major Customer 2 [Member]
Revenue from External Customer [Line Items]
Revenue from major customer			$ 78.0